INTANGIBLE ASSETS - Expected Future Amortization Expense (Details) $ in Thousands	Dec. 31, 2023 USD ($)
INTANGIBLE ASSETS
2024	$ 1,055
2025	707
2026	11
2027	11
2028	11
2029 and thereafter	$ 44